Third Quarter Report
October 31, 2023 (Unaudited)
Columbia Capital Allocation Portfolios
Columbia Capital Allocation Conservative Portfolio
Columbia Capital Allocation Moderate Conservative Portfolio
Columbia Capital Allocation Moderate Portfolio
Columbia Capital Allocation Moderate Aggressive Portfolio
Columbia Capital Allocation Aggressive Portfolio
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, October 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 19.3%
	Shares	Value ($)
International 4.4%
Columbia Overseas Core Fund, Institutional 3 Class(a)	797,552	7,249,753
U.S. Large Cap 13.6%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	255,582	7,432,309
Columbia Disciplined Core Fund, Institutional 3 Class(a)	601,326	7,294,089
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	451,293	7,550,137
Total		22,276,535
U.S. Small Cap 1.3%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	45,674	968,286
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	59,272	1,201,438
Total		2,169,724
Total Equity Funds (Cost $34,427,889)		31,696,012

Fixed Income Funds 71.6%

Emerging Markets 1.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	281,456	2,417,703
High Yield 5.5%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	898,222	9,090,010
Fixed Income Funds (continued)
	Shares	Value ($)
Investment Grade 64.6%
Columbia Bond Fund, Institutional 3 Class(a)	1,194,927	32,621,507
Columbia Corporate Income Fund, Institutional 3 Class(a)	3,650,393	30,626,802
Columbia Quality Income Fund, Institutional 3 Class(a)	1,255,763	20,280,573
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,393,218	22,759,500
Total		106,288,382
Total Fixed Income Funds (Cost $147,431,666)		117,796,095

Money Market Funds 8.7%

Columbia Short-Term Cash Fund, 5.630%(a),(c)	14,386,979	14,382,663
Total Money Market Funds (Cost $14,381,781)		14,382,663
Total Investments in Securities (Cost: $196,241,336)		163,874,770
Other Assets & Liabilities, Net		627,280
Net Assets		164,502,050
At October 31, 2023, securities and/or cash totaling $780,784 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	5	12/2023	USD	493,525	—	(34,556)
MSCI Emerging Markets Index	19	12/2023	USD	873,240	—	(66,820)
S&P 500 Index E-mini	8	12/2023	USD	1,684,900	—	(35,464)
TOPIX Index	18	12/2023	JPY	405,720,000	—	(128,216)
Total					—	(265,056)

2	Columbia Capital Allocation Conservative Portfolio | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2023 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(30)	12/2023	EUR	(1,221,000)	66,812	—
Russell 2000 Index E-mini	(16)	12/2023	USD	(1,334,720)	110,695	—
SPI 200 Index	(18)	12/2023	AUD	(3,052,350)	77,129	—
U.S. Treasury 10-Year Note	(20)	12/2023	USD	(2,123,438)	29,962	—
Total					284,598	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 40	Morgan Stanley	12/20/2028	1.000	Quarterly	USD	1,732,000	9,131	—	—	9,131	—
Markit CDX North America Investment Grade Index, Series 41	Morgan Stanley	12/20/2028	5.000	Quarterly	USD	781,000	(6,044)	—	—	—	(6,044)
Total							3,087	—	—	9,131	(6,044)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	37,737,062	2,226,583	(4,977,188)	(2,364,950)	32,621,507	—	(997,416)	1,156,813	1,194,927
Columbia Contrarian Core Fund, Institutional 3 Class
	8,842,910	379,399	(2,578,379)	788,379	7,432,309	—	(77,327)	—	255,582
Columbia Corporate Income Fund, Institutional 3 Class
	35,406,607	2,150,049	(5,214,945)	(1,714,909)	30,626,802	—	(922,696)	1,079,866	3,650,393
Columbia Disciplined Core Fund, Institutional 3 Class
	8,893,027	635,779	(2,254,833)	20,116	7,294,089	—	271,719	—	601,326
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	2,615,925	411,949	(498,599)	(111,572)	2,417,703	—	(83,995)	101,207	281,456
Columbia High Yield Bond Fund, Institutional 3 Class
	10,638,764	1,199,410	(2,734,459)	(13,705)	9,090,010	—	(371,796)	450,573	898,222
Columbia Overseas Core Fund, Institutional 3 Class
	8,623,769	572,776	(1,421,544)	(525,248)	7,249,753	—	10,352	163,234	797,552
Columbia Quality Income Fund, Institutional 3 Class
	23,402,078	1,722,734	(2,676,844)	(2,167,395)	20,280,573	—	(625,427)	647,015	1,255,763
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	8,864,346	618,237	(2,008,271)	75,825	7,550,137	106,192	406,868	27,036	451,293
Columbia Select Small Cap Value Fund, Institutional 3 Class
	1,240,136	181,783	(305,546)	(148,087)	968,286	—	10,999	—	45,674
Columbia Short-Term Cash Fund, 5.630%
	14,430,603	5,100,066	(5,150,954)	2,948	14,382,663	—	(1,555)	546,567	14,386,979
Columbia Small Cap Growth Fund, Institutional 3 Class
	1,238,187	—	—	(36,749)	1,201,438	—	—	—	59,272
Columbia Capital Allocation Conservative Portfolio | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	26,271,294	1,351,780	(3,512,728)	(1,350,846)	22,759,500	—	(450,091)	495,213	2,393,218
Total	188,204,708			(7,546,193)	163,874,770	106,192	(2,830,365)	4,667,524

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2023.
Currency Legend
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Capital Allocation Conservative Portfolio | Third Quarter Report 2023

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 34.7%
	Shares	Value ($)
International 8.4%
Columbia Overseas Core Fund, Institutional 3 Class(a)	3,039,126	27,625,658
U.S. Large Cap 24.2%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	919,163	26,729,266
Columbia Disciplined Core Fund, Institutional 3 Class(a)	2,186,214	26,518,772
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	1,600,669	26,779,188
Total		80,027,226
U.S. Small Cap 2.1%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	153,226	3,248,399
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	188,231	3,815,446
Total		7,063,845
Total Equity Funds (Cost $122,870,793)		114,716,729

Fixed Income Funds 62.9%

Emerging Markets 1.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	579,156	4,974,949
High Yield 6.8%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	2,205,767	22,322,362
Fixed Income Funds (continued)
	Shares	Value ($)
Investment Grade 54.6%
Columbia Bond Fund, Institutional 3 Class(a)	1,641,573	44,814,950
Columbia Corporate Income Fund, Institutional 3 Class(a)	6,719,638	56,377,762
Columbia Quality Income Fund, Institutional 3 Class(a)	2,567,815	41,470,213
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	4,006,221	38,099,160
Total		180,762,085
Total Fixed Income Funds (Cost $262,596,862)		208,059,396

Money Market Funds 1.9%

Columbia Short-Term Cash Fund, 5.630%(a),(c)	6,394,255	6,392,336
Total Money Market Funds (Cost $6,392,206)		6,392,336
Total Investments in Securities (Cost: $391,859,861)		329,168,461
Other Assets & Liabilities, Net		1,618,480
Net Assets		330,786,941
At October 31, 2023, securities and/or cash totaling $1,878,589 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	77	12/2023	USD	3,538,920	—	(270,797)
S&P 500 Index E-mini	15	12/2023	USD	3,159,188	—	(31,705)
TOPIX Index	41	12/2023	JPY	924,140,000	—	(292,048)
Total					—	(594,550)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(61)	12/2023	EUR	(2,482,700)	135,852	—
MSCI EAFE Index	(12)	12/2023	USD	(1,184,460)	84,269	—
Russell 2000 Index E-mini	(47)	12/2023	USD	(3,920,740)	322,298	—
Columbia Capital Allocation Moderate Conservative Portfolio | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2023 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
SPI 200 Index	(37)	12/2023	AUD	(6,274,275)	158,635	—
U.S. Treasury 10-Year Note	(75)	12/2023	USD	(7,962,891)	112,358	—
Total					813,412	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 40	Morgan Stanley	12/20/2028	1.000	Quarterly	USD	3,640,000	19,517	—	—	19,517	—
Markit CDX North America High Yield Index, Series 41	Morgan Stanley	12/20/2028	5.000	Quarterly	USD	3,981,000	11,219	—	—	11,219	—
Total							30,736	—	—	30,736	—
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	52,222,894	1,947,781	(5,906,504)	(3,449,221)	44,814,950	—	(1,147,663)	1,585,196	1,641,573
Columbia Contrarian Core Fund, Institutional 3 Class
	32,111,602	130,785	(8,337,791)	2,824,670	26,729,266	—	(313,259)	—	919,163
Columbia Corporate Income Fund, Institutional 3 Class
	66,641,387	2,236,995	(9,121,757)	(3,378,863)	56,377,762	—	(1,497,393)	1,988,425	6,719,638
Columbia Disciplined Core Fund, Institutional 3 Class
	32,177,099	151,966	(6,255,983)	445,690	26,518,772	—	522,993	—	2,186,214
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	5,821,593	236,349	(865,278)	(217,715)	4,974,949	—	(193,064)	211,706	579,156
Columbia High Yield Bond Fund, Institutional 3 Class
	26,020,091	1,113,911	(4,489,477)	(322,163)	22,322,362	—	(605,119)	1,074,979	2,205,767
Columbia Overseas Core Fund, Institutional 3 Class
	33,048,588	785,960	(3,916,457)	(2,292,433)	27,625,658	—	331,099	612,275	3,039,126
Columbia Quality Income Fund, Institutional 3 Class
	48,373,616	1,682,641	(3,778,076)	(4,807,968)	41,470,213	—	(842,551)	1,313,474	2,567,815
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	31,893,372	598,869	(6,499,513)	786,460	26,779,188	380,098	929,325	96,772	1,600,669
Columbia Select Small Cap Value Fund, Institutional 3 Class
	4,158,838	153,271	(538,856)	(524,854)	3,248,399	—	58,084	—	153,226
Columbia Short-Term Cash Fund, 5.630%
	7,479,266	7,789,686	(8,876,392)	(224)	6,392,336	—	783	249,354	6,394,255
Columbia Small Cap Growth Fund, Institutional 3 Class
	3,932,149	—	—	(116,703)	3,815,446	—	—	—	188,231
6	Columbia Capital Allocation Moderate Conservative Portfolio | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	44,376,181	1,133,524	(4,993,038)	(2,417,507)	38,099,160	—	(566,654)	825,675	4,006,221
Total	388,256,676			(13,470,831)	329,168,461	380,098	(3,323,419)	7,957,856

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2023.
Currency Legend
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Capital Allocation Moderate Conservative Portfolio | Third Quarter Report 2023	7

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, October 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 49.8%
	Shares	Value ($)
International 12.1%
Columbia Emerging Markets Fund, Institutional 3 Class(a),(b)	1,568,672	17,741,677
Columbia Overseas Core Fund, Institutional 3 Class(a)	11,707,090	106,417,450
Total		124,159,127
U.S. Large Cap 34.8%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	3,145,698	91,476,897
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	1,594,694	88,856,351
Columbia Large Cap Value Fund, Institutional 3 Class(a)	5,755,140	83,967,495
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	5,476,760	91,626,199
Total		355,926,942
U.S. Small Cap 2.9%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	680,904	14,435,163
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	726,224	14,720,561
Total		29,155,724
Total Equity Funds (Cost $539,352,838)		509,241,793

Fixed Income Funds 47.6%

Emerging Markets 1.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	2,103,479	18,068,883
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 10.4%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	10,485,407	106,112,325
Investment Grade 35.4%
Columbia Bond Fund, Institutional 3 Class(a)	4,053,699	110,665,974
Columbia Corporate Income Fund, Institutional 3 Class(a)	13,190,321	110,666,794
Columbia Quality Income Fund, Institutional 3 Class(a)	5,879,722	94,957,516
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	4,869,254	46,306,602
Total		362,596,886
Total Fixed Income Funds (Cost $621,223,362)		486,778,094

Money Market Funds 1.9%

Columbia Short-Term Cash Fund, 5.630%(a),(c)	19,371,831	19,366,019
Total Money Market Funds (Cost $19,365,000)		19,366,019
Total Investments in Securities (Cost: $1,179,941,200)		1,015,385,906
Other Assets & Liabilities, Net		7,028,311
Net Assets		1,022,414,217
At October 31, 2023, securities and/or cash totaling $7,901,896 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	450	12/2023	USD	20,682,000	—	(1,534,119)
S&P 500 Index E-mini	47	12/2023	USD	9,898,788	—	(62,192)
TOPIX Index	143	12/2023	JPY	3,223,220,000	—	(1,018,605)
U.S. Treasury 10-Year Note	268	12/2023	USD	28,454,063	—	(1,065,950)
Total					—	(3,680,866)

8	Columbia Capital Allocation Moderate Portfolio | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2023 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(292)	12/2023	EUR	(11,884,400)	650,308	—
MSCI EAFE Index	(10)	12/2023	USD	(987,050)	70,224	—
Russell 2000 Index E-mini	(179)	12/2023	USD	(14,932,180)	1,188,033	—
SPI 200 Index	(190)	12/2023	AUD	(32,219,250)	814,507	—
Total					2,723,072	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 40	Morgan Stanley	12/20/2028	1.000	Quarterly	USD	14,164,000	77,524	—	—	77,524	—
Markit CDX North America High Yield Index, Series 41	Morgan Stanley	12/20/2028	5.000	Quarterly	USD	18,717,000	83,111	—	—	83,111	—
Total							160,635	—	—	160,635	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 41	Morgan Stanley	12/20/2028	1.000	Quarterly	0.789	USD	34,388,000	(122,456)	—	—	—	(122,456)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	125,301,271	4,391,198	(9,687,241)	(9,339,254)	110,665,974	—	(1,925,242)	3,842,094	4,053,699
Columbia Contrarian Core Fund, Institutional 3 Class
	105,470,086	—	(17,738,583)	3,745,394	91,476,897	—	4,581,837	—	3,145,698
Columbia Corporate Income Fund, Institutional 3 Class
	125,490,869	4,010,650	(11,430,012)	(7,404,713)	110,666,794	—	(2,071,098)	3,829,177	13,190,321
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	20,763,541	757,714	(2,553,678)	(898,694)	18,068,883	—	(575,142)	755,372	2,103,479
Columbia Emerging Markets Fund, Institutional 3 Class
	20,380,808	109,257	(486,521)	(2,261,867)	17,741,677	—	159,020	—	1,568,672
Columbia High Yield Bond Fund, Institutional 3 Class
	119,659,048	5,050,001	(16,472,241)	(2,124,483)	106,112,325	—	(2,257,975)	5,025,617	10,485,407
Columbia Capital Allocation Moderate Portfolio | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Large Cap Growth Fund, Institutional 3 Class
	102,285,878	110,972	(28,593,881)	15,053,382	88,856,351	—	300,528	—	1,594,694
Columbia Large Cap Value Fund, Institutional 3 Class
	94,926,217	1,748,449	(5,534,183)	(7,172,988)	83,967,495	—	384,319	1,326,498	5,755,140
Columbia Overseas Core Fund, Institutional 3 Class
	124,949,425	2,304,307	(13,788,716)	(7,047,566)	106,417,450	—	(588,392)	2,303,921	11,707,090
Columbia Quality Income Fund, Institutional 3 Class
	107,832,359	3,675,781	(4,595,474)	(11,955,150)	94,957,516	—	(818,686)	2,946,414	5,879,722
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	102,282,274	1,619,291	(14,052,891)	1,777,525	91,626,199	1,290,683	3,815,691	328,604	5,476,760
Columbia Select Small Cap Value Fund, Institutional 3 Class
	16,891,197	205,780	(415,511)	(2,246,303)	14,435,163	—	134,604	—	680,904
Columbia Short-Term Cash Fund, 5.630%
	27,926,339	41,835,148	(50,395,514)	46	19,366,019	—	1,597	877,914	19,371,831
Columbia Small Cap Growth Fund, Institutional 3 Class
	15,170,819	—	—	(450,258)	14,720,561	—	—	—	726,224
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	53,725,327	1,297,783	(6,121,427)	(2,595,081)	46,306,602	—	(1,015,852)	983,597	4,869,254
Total	1,163,055,458			(32,920,010)	1,015,385,906	1,290,683	125,209	22,219,208

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2023.
Currency Legend
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Capital Allocation Moderate Portfolio | Third Quarter Report 2023

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 65.1%
	Shares	Value ($)
International 14.9%
Columbia Emerging Markets Fund, Institutional 3 Class(a),(b)	4,642,262	52,503,984
Columbia Overseas Core Fund, Institutional 3 Class(a)	19,573,495	177,923,067
Total		230,427,051
U.S. Large Cap 46.7%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	6,379,395	185,512,813
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	3,301,416	183,954,874
Columbia Large Cap Value Fund, Institutional 3 Class(a)	11,455,970	167,142,605
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	11,094,259	185,606,953
Total		722,217,245
U.S. Small Cap 3.5%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	1,374,914	29,148,170
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	1,253,961	25,417,792
Total		54,565,962
Total Equity Funds (Cost $1,058,265,795)		1,007,210,258

Fixed Income Funds 32.6%
	Shares	Value ($)
High Yield 9.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	13,714,133	138,787,024
Investment Grade 23.6%
Columbia Bond Fund, Institutional 3 Class(a)	2,867,248	78,275,867
Columbia Corporate Income Fund, Institutional 3 Class(a)	15,441,238	129,551,986
Columbia Quality Income Fund, Institutional 3 Class(a)	6,635,880	107,169,470
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	5,317,194	50,566,516
Total		365,563,839
Total Fixed Income Funds (Cost $633,785,819)		504,350,863

Money Market Funds 1.6%

Columbia Short-Term Cash Fund, 5.630%(a),(c)	25,300,208	25,292,618
Total Money Market Funds (Cost $25,291,440)		25,292,618
Total Investments in Securities (Cost: $1,717,343,054)		1,536,853,739
Other Assets & Liabilities, Net		10,289,201
Net Assets		1,547,142,940
At October 31, 2023, securities and/or cash totaling $11,836,435 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	896	12/2023	USD	41,180,160	—	(3,151,098)
S&P 500 Index E-mini	78	12/2023	USD	16,427,775	140,905	—
TOPIX Index	241	12/2023	JPY	5,432,140,000	—	(1,716,669)
U.S. Treasury 10-Year Note	488	12/2023	USD	51,811,875	—	(1,940,984)
Total					140,905	(6,808,751)

Columbia Capital Allocation Moderate Aggressive Portfolio | Third Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2023 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(523)	12/2023	EUR	(21,286,100)	1,164,763	—
MSCI EAFE Index	(116)	12/2023	USD	(11,449,780)	814,603	—
Russell 2000 Index E-mini	(375)	12/2023	USD	(31,282,500)	1,891,634	—
SPI 200 Index	(272)	12/2023	AUD	(46,124,400)	1,166,242	—
Total					5,037,242	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 41	Morgan Stanley	12/20/2028	5.000	Quarterly	USD	22,397,000	79,395	—	—	79,395	—
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	88,797,490	2,694,327	(6,546,283)	(6,669,667)	78,275,867	—	(1,223,680)	2,689,795	2,867,248
Columbia Contrarian Core Fund, Institutional 3 Class
	207,126,463	—	(30,789,281)	9,175,631	185,512,813	—	7,565,588	—	6,379,395
Columbia Corporate Income Fund, Institutional 3 Class
	144,903,760	4,428,705	(10,315,504)	(9,464,975)	129,551,986	—	(1,519,771)	4,424,250	15,441,238
Columbia Emerging Markets Fund, Institutional 3 Class
	58,586,889	148,811	(16,116)	(6,215,600)	52,503,984	—	6,152	—	4,642,262
Columbia High Yield Bond Fund, Institutional 3 Class
	153,559,664	6,489,408	(17,411,132)	(3,850,916)	138,787,024	—	(1,838,156)	6,487,422	13,714,133
Columbia Large Cap Growth Fund, Institutional 3 Class
	203,474,470	—	(49,747,059)	30,227,463	183,954,874	—	1,332,898	—	3,301,416
Columbia Large Cap Value Fund, Institutional 3 Class
	184,163,153	2,745,305	(5,895,720)	(13,870,133)	167,142,605	—	398,615	2,588,920	11,455,970
Columbia Overseas Core Fund, Institutional 3 Class
	206,014,389	3,840,199	(20,032,041)	(11,899,480)	177,923,067	—	(923,657)	3,811,474	19,573,495
Columbia Quality Income Fund, Institutional 3 Class
	119,859,422	3,363,266	(2,061,925)	(13,991,293)	107,169,470	—	(372,953)	3,313,751	6,635,880
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	200,676,584	3,370,013	(22,975,406)	4,535,762	185,606,953	2,639,588	6,648,234	672,031	11,094,259
Columbia Select Small Cap Value Fund, Institutional 3 Class
	35,585,435	19,182	(1,651,999)	(4,804,448)	29,148,170	—	520,975	—	1,374,914
Columbia Short-Term Cash Fund, 5.630%
	39,882,906	63,007,185	(77,598,757)	1,284	25,292,618	—	995	1,173,216	25,300,208
Columbia Small Cap Growth Fund, Institutional 3 Class
	26,195,247	—	—	(777,455)	25,417,792	—	—	—	1,253,961
12	Columbia Capital Allocation Moderate Aggressive Portfolio | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	53,559,404	1,109,981	(360,899)	(3,741,970)	50,566,516	—	(70,060)	1,040,926	5,317,194
Total	1,722,385,276			(31,345,797)	1,536,853,739	2,639,588	10,525,180	26,201,785

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2023.
Currency Legend
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Capital Allocation Moderate Aggressive Portfolio | Third Quarter Report 2023	13

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, October 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 76.1%
	Shares	Value ($)
International 18.6%
Columbia Emerging Markets Fund, Institutional 3 Class(a),(b)	4,864,725	55,020,043
Columbia Overseas Core Fund, Institutional 3 Class(a)	17,035,323	154,851,083
Total		209,871,126
U.S. Large Cap 53.4%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	5,278,684	153,504,127
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	2,819,239	157,088,022
Columbia Large Cap Value Fund, Institutional 3 Class(a)	9,517,431	138,859,315
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	9,181,399	153,604,809
Total		603,056,273
U.S. Small Cap 4.1%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	1,246,640	26,428,773
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	1,022,770	20,731,549
Total		47,160,322
Total Equity Funds (Cost $871,277,223)		860,087,721

Fixed Income Funds 20.3%
	Shares	Value ($)
High Yield 7.4%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	8,266,025	83,652,178
Investment Grade 12.9%
Columbia Bond Fund, Institutional 3 Class(a)	5,054,527	137,988,579
Columbia Quality Income Fund, Institutional 3 Class(a)	498,357	8,048,467
Total		146,037,046
Total Fixed Income Funds (Cost $284,052,659)		229,689,224

Money Market Funds 2.7%

Columbia Short-Term Cash Fund, 5.630%(a),(c)	30,234,213	30,225,142
Total Money Market Funds (Cost $30,222,409)		30,225,142
Total Investments in Securities (Cost: $1,185,552,291)		1,120,002,087
Other Assets & Liabilities, Net		9,616,077
Net Assets		1,129,618,164
At October 31, 2023, securities and/or cash totaling $10,100,612 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	944	12/2023	USD	43,386,240	—	(3,266,683)
S&P 500 Index E-mini	285	12/2023	USD	60,024,563	—	(2,085,411)
TOPIX Index	193	12/2023	JPY	4,350,220,000	—	(1,374,760)
Total					—	(6,726,854)

14	Columbia Capital Allocation Aggressive Portfolio | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2023 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(439)	12/2023	EUR	(17,867,300)	977,689	—
MSCI EAFE Index	(123)	12/2023	USD	(12,140,715)	863,760	—
Russell 2000 Index E-mini	(352)	12/2023	USD	(29,363,840)	1,479,582	—
SPI 200 Index	(260)	12/2023	AUD	(44,089,500)	1,114,822	—
Total					4,435,853	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 41	Morgan Stanley	12/20/2028	5.000	Quarterly	USD	15,791,000	55,484	—	—	55,484	—
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	151,280,402	4,818,996	(5,354,862)	(12,755,957)	137,988,579	—	(968,183)	4,675,518	5,054,527
Columbia Contrarian Core Fund, Institutional 3 Class
	169,876,891	—	(26,436,659)	10,063,895	153,504,127	—	3,248,152	—	5,278,684
Columbia Emerging Markets Fund, Institutional 3 Class
	61,017,244	533,833	(34,064)	(6,496,970)	55,020,043	—	12,608	—	4,864,725
Columbia High Yield Bond Fund, Institutional 3 Class
	89,805,542	3,871,289	(7,330,776)	(2,693,877)	83,652,178	—	(706,591)	3,844,334	8,266,025
Columbia Large Cap Growth Fund, Institutional 3 Class
	170,680,169	—	(36,529,320)	22,937,173	157,088,022	—	3,122,192	—	2,819,239
Columbia Large Cap Value Fund, Institutional 3 Class
	151,188,695	2,759,572	(3,698,716)	(11,390,236)	138,859,315	—	209,008	2,135,077	9,517,431
Columbia Overseas Core Fund, Institutional 3 Class
	169,009,313	3,443,757	(6,446,456)	(11,155,531)	154,851,083	—	91,726	3,251,921	17,035,323
Columbia Quality Income Fund, Institutional 3 Class
	8,877,423	248,107	—	(1,077,063)	8,048,467	—	—	248,107	498,357
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	163,094,521	2,687,790	(14,281,944)	2,104,442	153,604,809	2,139,693	6,692,151	544,760	9,181,399
Columbia Select Small Cap Value Fund, Institutional 3 Class
	30,642,339	385,033	(479,476)	(4,119,123)	26,428,773	—	244,302	—	1,246,640
Columbia Short-Term Cash Fund, 5.630%
	37,245,247	55,860,625	(62,884,385)	3,655	30,225,142	—	183	1,317,964	30,234,213
Columbia Small Cap Growth Fund, Institutional 3 Class
	21,365,666	—	—	(634,117)	20,731,549	—	—	—	1,022,770
Total	1,224,083,452			(15,213,709)	1,120,002,087	2,139,693	11,945,548	16,017,681

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2023.
Columbia Capital Allocation Aggressive Portfolio | Third Quarter Report 2023	15

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2023 (Unaudited)
Currency Legend
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
16	Columbia Capital Allocation Aggressive Portfolio | Third Quarter Report 2023

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